Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 647,321	R$ 539,445
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivable	73,563	56,280
Later Than One Months And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	109,908	90,734
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivable	85,193	80,522
Later Than One Eighty [Member]
IfrsStatementLineItems [Line Items]
Trade receivable	55,043	50,884
Financial assets neither past due nor impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivable	R$ 323,614	R$ 261,025